Note 16 - Segment Information (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Banking [Member]
Note 16 - Segment Information (Details) [Line Items]
Concentration Risk, Percentage	90.90%	90.60%	90.50%